Stock Options	9 Months Ended
Sep. 30, 2013
Notes to Consolidated Financial Statements [Abstract]
Discloure of Compensation Related Costs Share Based Payments [Text Block]

7. Stock Options

On July 29, 2013 under the Long Term Incentive Program 2011, the Company awarded 2,110,388 stock options, including 328,680 stock options granted to members of the Management Board of Fresenius Medical Care Management AG (“Management Board”), the Company's general partner, at an exercise price of $66.03 (€49.76), a fair value of $11.84 each and a total fair value of $24,980 which will be amortized over the four-year vesting period. The Company also awarded 183,661 shares of phantom stock, including 25,006 shares of phantom stock granted to members of the Management Board at a measurement date fair value of $60.25 (€44.61) each and a total fair value of $11,065, which will be revalued if the fair value changes, and amortized over the four-year vesting period.